Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Carrying Value of the Preferred Shares
The movement in the carrying value of the preferred shares is as follows:

	Series Pre-A	Series A	Series A+	Series B	Series C	Series C+	Series C++	Series D	Total
	RMB	RMB	RMB	RMB	RMB	RMB			RMB
Balances as of January 1, 2019	48,122	110,806	66,447	353,634	—	—	—	—	579,009
Settlement of Series B convertible redeemable preferred shares subscription receivable	—	—	—	72,201	—	—	—	—	72,201
Issuance of convertible redeemable preferred shares	—	—	—	—	993,777	426,005	—	—	1,419,782
Accretion on convertible redeemable preferred shares to redemption value	3,877	8,902	5,324	34,265	76,981	7,490	—	—	136,839

Balances as of December 31, 2019	51,999	119,708	71,771	460,100	1,070,758	433,495	—	—	2,207,831

Issuance of convertible redeemable preferred shares	—	—	—	—	—	—	349,480	1,699,506	2,048,986
Deemed dividend on modification on preferred shares	—	—	—	—	42,696	13,607	11,672	—	67,975
Exercise of warrant	—	—	—	—	—	—	—	226,876	226,876
Accretion on convertible redeemable preferred shares to redemption value	4,186	9,615	5,749	37,006	108,770	43,469	27,773	49,100	285,668

Balances as of December 31, 2020	56,185	129,323	77,520	497,106	1,222,224	490,571	388,925	1,975,482	4,837,336

Accretion on convertible redeemable preferred shares to redemption value	1,561	3,585	2,144	13,797	41,303	16,507	13,025	60,365	152,287
Converted into ordinary shares 1	(57,746)	(132,908)	(79,664)	(510,903)	(1,263,527)	(507,078)	(401,950)	(2,035,847)	(4,989,623)

Balances as of December 31, 2021	—	—	—	—	—	—	—	—	—

1	Upon the completion of the initial public offering, all of the Company’s Preferred Share were converted into 2,437,739,290 ordinary shares on an one-to-one basis.